Note 2 - Securities (Details Textual) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 12, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Available-for-sale Securities Income Tax Provision on Gross Realized Gains		$ 1	$ 118	$ 9	$ 12	$ 71
Proceeds from Sale of Debt Securities, Available-for-sale			$ 7,670	$ 2,644	2,644	7,342
Debt Securities, Available-for-sale, Restricted					$ 71,673	55,932
Available-for-sale, Qualitative Disclosure, Number of Positions					264
Held-to-maturity, Qualitative Disclosure, Number of Positions					3
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions					189
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions					68
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total					$ 0	$ 0
Subsequent Event [Member] | Pooled Trust Preferred Securities Subject to Mandatory Redemption [Member]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 771